23. Provision for legal and administrative proceedings (Details Narrative 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 18,734,644	R$ 16,757,282
Tax Claim Federal Taxes - Charge of IRPJ, PIS/COFINS and CSLL Debts [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	8,904,916	7,407,881
Tax Claim State Taxes - Alleged undue crediting of ICMS [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,110,827	1,055,667
Tax Claim State Taxes - Credit Reversal & Late Use of Credit for Purchase of Fixed Assets [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	767,142	804,604
Tax Claim State Taxes - ICMS Credits Booked & Debits Reversed [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	3,340,448	1,827,284
Tax Claim State Taxes - Use of Credit to Purchase Electricity [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	140,368	131,625
Tax Claim State Taxes - Liability for ICMS and FECOP (State Anti-Poverty Fund) [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	179,853	175,729
Tax Claim State Taxes - Penalty Claimed on Errors or Inconsistencies on Ancillary Obligations [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	116,880	253,443
Tax Claim State Taxes - Undue ICMS Credit [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	192,074	149,425
Tax Claim State Taxes - Credits booked For The Return Of Cell Phones On Free Leases [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	177,128	185,526
Tax Claim State Taxes - Collection of ICMS Tax on Subscription Services [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 139,758	R$ 112,848